Fair Value (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Fair Value, Measurements, Recurring [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] U.S. Treasury and Agency Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] U.S. Treasury and Agency Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] U.S. Treasury and Agency Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Corporate Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Corporate Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Corporate Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Obligations of State and Political Subdivisions [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Obligations of State and Political Subdivisions [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Obligations of State and Political Subdivisions [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Mortgage-backed Securities - Residential [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Mortgage-backed Securities - Residential [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Mortgage-backed Securities - Residential [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Equity Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Equity Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Equity Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] U.S. Treasury and Agency Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] U.S. Treasury and Agency Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] U.S. Treasury and Agency Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Corporate Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Corporate Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Corporate Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Obligations of State and Political Subdivisions [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Obligations of State and Political Subdivisions [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Obligations of State and Political Subdivisions [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Mortgage-backed Securities - Residential [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Mortgage-backed Securities - Residential [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Mortgage-backed Securities - Residential [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Equity Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Equity Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Equity Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] U.S. Treasury and Agency Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] U.S. Treasury and Agency Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] U.S. Treasury and Agency Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Corporate Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Corporate Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Corporate Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Obligations of State and Political Subdivisions [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Obligations of State and Political Subdivisions [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Obligations of State and Political Subdivisions [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Mortgage-backed Securities - Residential [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Mortgage-backed Securities - Residential [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Mortgage-backed Securities - Residential [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Equity Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Equity Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member] Equity Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] U.S. Treasury and Agency Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] U.S. Treasury and Agency Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] U.S. Treasury and Agency Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Corporate Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Corporate Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Corporate Securities [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Obligations of State and Political Subdivisions [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Obligations of State and Political Subdivisions [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Obligations of State and Political Subdivisions [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Mortgage-backed Securities - Residential [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Mortgage-backed Securities - Residential [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Mortgage-backed Securities - Residential [Member]	Jun. 30, 2013 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Equity Securities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Equity Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member] Equity Securities [Member]
Assets:
Securities	$ 612,569	$ 587,602	$ 516,844	$ 7,665	$ 22,361	$ 23,472	$ 6,422	$ 0	$ 0	$ 1,005	$ 78,765	$ 76,485	$ 64,799	$ 510,679	$ 486,912	$ 443,934	$ 764	$ 733	$ 684	$ 411	$ 380	$ 331	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 411	$ 380	$ 331	$ 600,366	$ 574,700	$ 511,080	$ 22,361	$ 23,472	$ 6,422	$ 0	$ 0	$ 0	$ 67,326	$ 64,316	$ 60,724	$ 510,679	$ 486,912	$ 443,934	$ 0	$ 0	$ 0	$ 11,792	$ 12,522	$ 5,433	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,005	$ 11,439	$ 12,169	$ 4,075	$ 0	$ 0	$ 0	$ 353	$ 353	$ 353
Loans Held-for-Sale	19,435	16,641	21,485																	0	0	0																19,435	16,641	21,485																0	0	0
Derivative Assets	508	187	0																	0	0	0																508	187	0																0	0	0
Derivative Liabilities	$ 355	$ 178	$ 0																	$ 0	$ 0	$ 0																$ 355	$ 178	$ 0																$ 0	$ 0	$ 0